ORGANIZATION AND BUSINESS BACKGROUND (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Bio Resources Limited [Member]
Place of incorporation	Labuan, Malaysia	Labuan, Malaysia
Principal activities and place of operation	Proprietor of pyrolysis technology	Proprietor of pyrolysis technology
Effective interest held	100.00%	100.00%
Verde Resources [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities and place of operation	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto	Manufacturing and distribution of renewable agricultural commodities, and provision of consultation services related thereto
Effective interest held	100.00%	100.00%
Verde Renewables, Inc. [Member]
Place of incorporation	State of Missouri	State of Missouri, U.S.A.
Principal activities and place of operation	Trading of building materials and management of a processing and packaging facility	Trading of building materials and management of a processing and packaging facility
Effective interest held	100.00%	100.00%
Verde Life Inc. [Member]
Place of incorporation	State of Oregon	State of Oregon, U.S.A
Principal activities and place of operation	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar.	Development of health and wellness products formulated with natural plant extracts derived from crops cultivated using biochar
Effective interest held	100.00%	100.00%
The Wision Project Sdn Bhd [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities and place of operation	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services	Digital innovation, marketing & consulting service, PR, branding, influencer marketing, event management and media relations services
Effective interest held	100.00%	100.00%
Verde Estates LLC [Member]
Place of incorporation	State of Missouri	State of Missouri, U.S.A.
Principal activities and place of operation	Holding real property	Holding real property
Effective interest held	100.00%	100.00%
Verde Resources Asia Pacific Limited [Member]
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities and place of operation	Investment holding	Investment holding
Effective interest held	100.00%	100.00%
Verde Plus Inc Verde Plus One [Member]
Place of incorporation	State of Missouri	State of Missouri, U.S.A
Principal activities and place of operation	Production of low-carbon building materials	Production of low-carbon building materials
Effective interest held	55.00%	55.00%